UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

GOVERNMENT RESERVES

FORM N-Q

MAY 31, 2013

Notes to Schedule of Investments (unaudited)

Investments in Government Portfolio , at value $1,212,579,058.

1. Organization and significant accounting policies

Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective September 1, 2012, the Fund became a feeder fund of Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund. The Fund invests all of its investments in the Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (9.2% at May 31, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.1%
U.S. Government Agencies - 66.1%
Federal Farm Credit Bank (FFCB)	0.190%	8/27/13	$50,000,000	$49,998,816	(a)
Federal Farm Credit Bank (FFCB)	0.168%	9/16/13	1,130,000	1,129,936	(a)
Federal Farm Credit Bank (FFCB)	0.220%	11/4/13	6,500,000	6,499,709	(a)
Federal Farm Credit Bank (FFCB)	0.230%	11/18/13	25,600,000	25,601,193	(a)
Federal Farm Credit Bank (FFCB)	0.190%	12/13/13	37,715,000	37,718,519
Federal Farm Credit Bank (FFCB)	1.300%	12/23/13	50,800,000	51,116,767
Federal Farm Credit Bank (FFCB)	0.215%	1/24/14	50,000,000	49,998,311	(a)
Federal Farm Credit Bank (FFCB)	0.150%	4/1/14	26,000,000	25,997,821	(a)
Federal Farm Credit Bank (FFCB)	0.159%	5/12/14	78,000,000	78,005,934	(a)
Federal Farm Credit Bank (FFCB)	0.290%	6/4/14	100,000,000	99,989,822	(a)
Federal Farm Credit Bank (FFCB)	0.280%	7/9/14	200,000,000	200,027,848	(a)
Federal Farm Credit Bank (FFCB)	0.136%	10/16/14	150,000,000	149,973,408	(a)
Federal Farm Credit Bank (FFCB)	0.220%	10/29/14	284,250,000	284,340,943	(a)
Federal Farm Credit Bank (FFCB)	0.166%	1/16/15	24,000,000	23,996,122	(a)
Federal Farm Credit Bank (FFCB)	0.170%	4/6/15	100,000,000	99,995,400	(a)
Federal Farm Credit Bank (FFCB)	0.200%	5/6/15	125,000,000	125,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.010%	6/5/15	50,000,000	49,989,952	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	6/12/13	25,000,000	24,999,688	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.040 - 0.060%	6/13/13	100,000,000	99,998,611	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.060%	6/14/13	25,000,000	24,999,542	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.030%	7/1/13	94,000,000	93,997,807	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.030%	7/2/13	100,000,000	99,997,583	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.030%	7/3/13	43,000,000	42,998,925	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.030%	7/5/13	42,000,000	41,998,880	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.030%	7/9/13	75,000,000	74,997,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.040%	7/10/13	25,000,000	24,998,972	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.030%	7/11/13	25,000,000	24,999,208	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	7/15/13	100,000,000	99,977,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	8/14/13	5,000,000	4,998,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	8/29/13	15,000,000	14,993,113	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	10/11/13	100,000,000	99,931,389	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	11/1/13	5,000,000	4,998,112	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	11/12/13	50,000,000	49,979,750	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	12/12/13	50,000,000	49,954,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	5/27/14	25,000,000	24,965,194	(b)
Federal Farm Credit Bank (FFCB), Notes	0.126%	7/26/13	100,000,000	100,003,350	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	7/29/13	58,000,000	57,997,751	(a)
Federal Farm Credit Bank (FFCB), Notes	0.290%	8/12/13	100,000,000	99,998,058	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	8/19/13	90,000,000	89,999,886	(a)
Federal Farm Credit Bank (FFCB), Notes	0.350%	8/26/13	50,000,000	49,998,837	(a)
Federal Farm Credit Bank (FFCB), Notes	0.350%	9/20/13	50,000,000	49,996,988	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	9/23/13	144,750,000	144,743,240	(a)
Federal Home Loan Bank (FHLB)	0.110%	6/13/13	203,000,000	202,999,974	(a)
Federal Home Loan Bank (FHLB)	0.130%	6/18/13	10,000,000	10,000,079	(a)
Federal Home Loan Bank (FHLB)	0.110%	7/12/13	29,550,000	29,550,321	(a)
Federal Home Loan Bank (FHLB)	0.120%	7/12/13	186,400,000	186,397,971	(a)
Federal Home Loan Bank (FHLB)	0.130%	8/20/13	100,000,000	99,998,966	(a)
Federal Home Loan Bank (FHLB)	0.130%	8/22/13	95,000,000	95,005,305	(a)
Federal Home Loan Bank (FHLB)	0.133%	2/5/14	150,000,000	149,990,208	(a)
Federal Home Loan Bank (FHLB)	0.125%	3/20/14	23,635,000	23,624,286
Federal Home Loan Bank (FHLB)	0.125%	3/21/14	50,000,000	49,995,130

Federal Home Loan Bank (FHLB)	0.125%	3/27/14	100,000,000	99,961,778
Federal Home Loan Bank (FHLB)	0.148%	4/1/14	150,000,000	150,000,000	(a)
Federal Home Loan Bank (FHLB)	0.148%	11/17/14	100,000,000	99,977,783	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.120%	6/7/13	200,000,000	199,997,333	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Bank (FHLB), Discount Notes	0.040%	6/12/13	$78,233,000	$78,232,218	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.138%	6/19/13	194,200,000	194,188,089	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.055 - 0.070%	7/3/13	295,000,000	294,984,666	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	7/5/13	245,400,000	245,383,640	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.050%	7/22/13	202,115,000	202,101,245	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	7/24/13	50,000,000	49,995,042	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	7/26/13	108,850,000	108,837,981	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	8/14/13	50,000,000	49,993,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.130 - 0.145%	8/23/13	150,000,000	149,952,750	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	9/4/13	50,000,000	49,981,917	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	9/11/13	43,386,000	43,369,128	(b)
Federal Home Loan Bank (FHLB), Notes	0.096%	1/27/14	50,000,000	49,986,474	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.075%	7/29/13	150,000,000	149,982,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	8/2/13	75,000,000	74,982,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070 - 0.125%	8/12/13	225,000,000	224,956,007	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130 - 0.140%	8/19/13	129,426,000	129,387,874	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120 - 0.150%	8/26/13	150,000,000	149,954,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.142%	9/3/13	50,000,000	49,981,856	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	9/9/13	129,910,000	129,860,490	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130 - 0.150%	9/16/13	125,000,000	124,949,687	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	10/28/13	111,185,000	111,139,600	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	11/6/13	50,000,000	49,974,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	2/14/14	50,000,000	49,946,667	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.310%	9/3/13	88,500,000	88,498,868	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.290%	9/12/13	99,500,000	99,493,069	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.875%	10/28/13	50,000,000	50,149,393
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.375%	2/25/14	85,971,000	86,732,962
Federal National Mortgage Association (FNMA), Discount Notes	0.140 - 0.144%	6/26/13	162,914,000	162,899,173	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.040%	7/1/13	15,100,000	15,099,530	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.125%	7/19/13	18,200,000	18,197,093	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.073 - 0.075%	7/31/13	83,333,000	83,323,092	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.130%	8/14/13	24,000,000	23,993,760	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.145%	8/21/13	15,000,000	14,995,227	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	8/28/13	74,484,000	74,457,310	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	9/3/13	100,000,000	99,961,666	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.140%	9/4/13	137,905,000	137,855,124	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal National Mortgage Association (FNMA), Discount Notes	0.130%	9/11/13	$63,086,000	$63,063,219	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	10/30/13	159,867,000	159,800,832	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	11/13/13	100,000,000	99,954,722	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	11/27/13	52,525,000	52,499,175	(b)
Federal National Mortgage Association (FNMA), Notes	0.380%	8/9/13	234,600,000	234,629,246	(a)
Federal National Mortgage Association (FNMA), Notes	1.250%	2/27/14	67,326,000	67,856,008
Federal National Mortgage Association (FNMA), Notes	0.360%	6/23/14	30,525,000	30,551,053	(a)

Total U.S. Government Agencies				8,679,535,122

U.S. Treasury Bills - 1.7%
U.S. Treasury Bills	0.120%	8/15/13	100,000,000	99,975,667	(b)
U.S. Treasury Bills	0.085%	11/21/13	75,000,000	74,969,719	(b)
U.S. Treasury Bills	0.080%	11/29/13	50,000,000	49,980,111	(b)

Total U.S. Treasury Bills				224,925,497

U.S. Treasury Notes - 8.9%
U.S. Treasury Notes	0.375%	6/30/13	125,000,000	125,011,168
U.S. Treasury Notes	1.000%	7/15/13	100,000,000	100,094,143
U.S. Treasury Notes	0.500%	10/15/13	100,000,000	100,105,289
U.S. Treasury Notes	0.250%	10/31/13	300,000,000	300,124,479
U.S. Treasury Notes	2.750%	10/31/13	175,000,000	176,858,940
U.S. Treasury Notes	0.750%	12/15/13	171,000,000	171,533,952
U.S. Treasury Notes	1.500%	12/31/13	100,000,000	100,766,069
U.S. Treasury Notes	1.875%	2/28/14	100,000,000	101,250,908

Total U.S. Treasury Notes				1,175,744,948

Repurchase Agreements - 24.4%
Barclays Capital Inc., repurchase agreement dated 5/31/13; Proceeds at maturity - $600,002,500; (Fully collateralized by U.S. government obligations, 0.125% due 1/15/23; Market value - $612,000,019)	0.050%	6/3/13	600,000,000	600,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 5/31/13; Proceeds at maturity - $549,314,204; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 6/12/13 to 6/1/17; Market value - $560,297,801)	0.070%	6/3/13	549,311,000	549,311,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 5/31/13; Proceeds at maturity - $500,002,500; (Fully collateralized by various U.S. government obligations, 0.250% to 0.500% due 3/31/15 to 7/31/17; Market value - $510,000,047)	0.060%	6/3/13	500,000,000	500,000,000
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 5/31/13 with RBS Securities Inc.; Proceeds at maturity - $225,001,125; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 6/7/13 to 2/15/43; Market value - $229,500,069)	0.060%	6/3/13	225,000,000	225,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - continued
Morgan Stanley tri-party repurchase agreement dated 5/31/13; Proceeds at maturity - $550,003,208; (Fully collateralized by various U.S. government obligations, 0.625% to 2.500% due 4/30/15 to 2/28/18; Market value - $561,000,083)	0.070%	6/3/13	$550,000,000	$550,000,000
RBS Securities Inc., repurchase agreement dated 5/31/13; Proceeds at maturity - $775,003,229; (Fully collateralized by various U.S. government obligations, 0.750% to 4.625% due 2/15/16 to 5/15/41; Market value - $790,501,533)	0.050%	6/3/13	775,000,000	775,000,000

Total Repurchase Agreements				3,199,311,000

TOTAL INVESTMENTS - 101.1% (Cost - $13,279,516,567#)				13,279,516,567
Liabilities in Excess of Other Assets - (1.1)%				(146,342,481)

TOTAL NET ASSETS - 100.0%				$13,133,174,086

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$13,279,516,567	—	$13,279,516,567

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2013, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: July 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 25, 2013